Schedule of Investments (unaudited)
March 31, 2026
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 BrandywineGLOBAL — Global Opportunities Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 56.1%
Australia — 12.3%
Australia Government Bond, Senior Notes	4.250%	10/21/36	47,280,000 AUD	$30,647,275 (a)
New South Wales Treasury Corp., Senior Notes	4.250%	2/20/36	60,180,000 AUD	37,393,985 (a)
Queensland Treasury Corp., Senior Notes	5.250%	7/21/36	66,980,000 AUD	44,776,556 (a)
Treasury Corp. of Victoria, Senior Notes	4.750%	9/15/36	53,540,000 AUD	34,230,010
Total Australia				147,047,826
Brazil — 6.0%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	457,990,000 BRL	71,905,628
Colombia — 4.9%
Colombian TES, Bonds	13.250%	2/9/33	14,400,000,000 COP	3,885,018
Colombian TES, Bonds	11.750%	1/24/35	18,510,000,000 COP	4,677,346
Colombian TES, Bonds	11.500%	7/25/46	183,740,000,000 COP	44,926,059
Colombian TES, Bonds	12.000%	3/13/58	18,510,000,000 COP	4,611,716
Total Colombia				58,100,139
Hungary — 1.9%

Hungary Government Bond	7.000%	10/24/35	7,714,000,000 HUF	22,962,200
Italy — 6.2%

Italy Buoni Poliennali Del Tesoro, Senior Notes	3.450%	2/1/36	66,480,000 EUR	74,189,378 (a)
Japan — 2.9%
Japan Government Forty Year Bond	3.100%	3/20/65	2,975,000,000 JPY	16,262,259
Japan Government Thirty Year Bond	3.400%	12/20/55	2,932,000,000 JPY	17,599,574
Total Japan				33,861,833
Mexico — 6.1%
Mexican Bonos, Bonds	8.000%	11/7/47	452,400,000 MXN	21,134,787
Mexican Bonos, Bonds	8.000%	7/31/53	827,100,000 MXN	38,261,479
Mexican Bonos, Bonds	8.000%	4/29/55	296,000,000 MXN	13,621,245
Total Mexico				73,017,511
Norway — 0.5%

Kommunalbanken AS, Senior Notes	7.000%	3/5/36	580,000,000 INR	5,699,576 (b)
South Africa — 1.9%

Republic of South Africa Government Bond	8.875%	2/28/35	385,000,000 ZAR	22,373,963
Supranational — 3.3%
Corp. Andina de Fomento, Senior Notes	7.250%	3/6/36	1,176,500,000 INR	11,444,149 (b)
Inter-American Development Bank, Senior Notes	6.850%	2/18/36	2,757,000,000 INR	27,379,682
Total Supranational				38,823,831
United Kingdom — 10.1%
United Kingdom Gilt, Bonds	4.500%	3/7/35	37,950,000 GBP	48,932,769 (a)
United Kingdom Gilt, Bonds	1.250%	7/31/51	12,440,000 GBP	6,898,036 (a)
United Kingdom Gilt, Bonds	4.375%	7/31/54	58,860,000 GBP	64,896,599 (a)
Total United Kingdom				120,727,404

Total Sovereign Bonds (Cost — $669,527,665)				668,709,289
U.S. Government & Agency Obligations — 24.3%
U.S. Government Obligations — 24.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.812%	7/31/27	116,780,000	116,903,085 (c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.843%	10/31/27	140,260,000	140,447,723 (c)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.099%)	3.752%	1/31/28	31,750,000	$31,751,038 (c)

Total U.S. Government & Agency Obligations (Cost — $288,936,679)				289,101,846
Mortgage-Backed Securities — 11.2%
GNMA — 11.2%
Government National Mortgage Association (GNMA) II (Cost — $132,386,934)	6.000%	10/20/53- 12/20/54	131,214,428	133,840,949

Corporate Bonds & Notes — 2.8%
Consumer Discretionary — 1.9%
Automobiles — 1.9%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	11,600,000	11,601,131
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	10,710,000	10,714,680

Total Consumer Discretionary				22,315,811
Financials — 0.9%
Banks — 0.9%
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	11,520,000	11,551,452

Total Corporate Bonds & Notes (Cost — $33,822,604)				33,867,263
Total Investments before Short-Term Investments (Cost — $1,124,673,882)				1,125,519,347

Short-Term Investments — 5.1%
Sovereign Bonds — 2.8%
Egypt Treasury Bills	19.210%	4/21/26	899,800,000 EGP	16,335,031 (a)(d)
Egypt Treasury Bills	24.793%	8/18/26	1,031,600,000 EGP	17,377,264 (d)

Total Sovereign Bonds (Cost — $38,848,561)				33,712,295
			Shares
Money Market Funds — 2.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $27,322,462)	3.578%		27,322,462	27,322,462 (e)(f)

Total Short-Term Investments (Cost — $66,171,023)				61,034,757
Total Investments — 99.5% (Cost — $1,190,844,905)				1,186,554,104
Other Assets in Excess of Liabilities — 0.5%				5,607,726
Total Net Assets — 100.0%				$1,192,161,830

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $27,322,462 and the cost was $27,322,462 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
ZAR	—	South African Rand
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
United Kingdom Long Gilt Bonds	128	6/26	$15,085,477	$14,873,452	$(212,025)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	3,270,000	USD	4,384,249	HSBC Securities Inc.	4/17/26	$(56,193)
GBP	8,640,000	USD	11,608,358	HSBC Securities Inc.	4/17/26	(172,761)
GBP	14,230,000	USD	19,141,556	HSBC Securities Inc.	4/17/26	(307,232)
GBP	45,110,000	USD	61,115,930	HSBC Securities Inc.	4/17/26	(1,409,935)
USD	59,508,310	GBP	44,270,000	HSBC Securities Inc.	4/17/26	914,108
USD	177,826,239	GBP	132,580,000	HSBC Securities Inc.	4/17/26	2,348,055
GBP	19,150,000	USD	25,416,217	Morgan Stanley & Co. Inc.	4/17/26	(69,956)
USD	3,339,585	GBP	2,470,000	Standard Chartered PLC	4/17/26	70,380
CAD	113,990,000	USD	82,768,185	Citibank N.A.	4/21/26	(749,972)
USD	23,262,737	CAD	32,040,000	Citibank N.A.	4/21/26	209,280
USD	29,182,538	CAD	39,930,000	Citibank N.A.	4/21/26	452,060
USD	31,008,255	CAD	42,020,000	Citibank N.A.	4/21/26	773,978
JPY	645,000,000	USD	4,147,156	HSBC Securities Inc.	4/24/26	(73,415)
JPY	3,550,000,000	USD	23,354,034	JPMorgan Chase & Co.	4/24/26	(932,672)
JPY	8,986,000,000	USD	59,264,633	JPMorgan Chase & Co.	4/24/26	(2,510,168)
JPY	15,952,000,000	USD	101,804,165	JPMorgan Chase & Co.	4/24/26	(1,053,303)
JPY	265,000,000	USD	1,672,879	Morgan Stanley & Co. Inc.	4/24/26	829
CLP	36,910,000,000	USD	41,833,369	HSBC Securities Inc.	4/27/26	(1,963,574)
KRW	4,520,000,000	USD	3,176,388	Citibank N.A.	4/28/26	(222,895)
KRW	52,960,000,000	USD	36,819,148	Citibank N.A.	4/28/26	(2,213,620)
KRW	61,840,000,000	USD	42,027,429	Citibank N.A.	4/28/26	(1,619,463)
RON	19,000,000	USD	4,312,347	Goldman Sachs Group Inc.	4/30/26	(12,090)
USD	4,424,778	RON	19,000,000	Goldman Sachs Group Inc.	4/30/26	124,520
BRL	14,050,000	USD	2,700,625	HSBC Securities Inc.	5/4/26	(6,531)
BRL	122,630,000	USD	22,511,244	HSBC Securities Inc.	5/4/26	1,003,115
USD	25,582,571	BRL	136,680,000	HSBC Securities Inc.	5/4/26	(625,883)
KRW	4,080,000,000	USD	2,748,400	Citibank N.A.	5/6/26	(81,801)
KRW	124,200,000,000	USD	86,036,701	Citibank N.A.	5/6/26	(4,862,284)
USD	21,905,740	EUR	18,970,000	HSBC Securities Inc.	5/8/26	(61,545)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,885,898	EUR	42,570,000	HSBC Securities Inc.	5/8/26	$(410,219)
INR	185,000,000	USD	1,960,473	Standard Chartered PLC	5/11/26	(18,364)
USD	28,146,516	INR	2,555,000,000	Standard Chartered PLC	5/11/26	1,324,424
MXN	69,900,000	USD	3,916,932	Goldman Sachs Group Inc.	5/13/26	(31,374)
MXN	210,300,000	USD	11,767,339	Goldman Sachs Group Inc.	5/13/26	(77,314)
USD	80,078,349	MXN	1,394,100,000	Goldman Sachs Group Inc.	5/13/26	2,583,991
NZD	55,510,000	USD	33,138,915	Goldman Sachs Group Inc.	5/26/26	(1,176,411)
USD	6,038,920	INR	562,000,000	Goldman Sachs Group Inc.	5/26/26	148,684
USD	6,313,697	INR	578,000,000	Goldman Sachs Group Inc.	5/26/26	255,767
USD	6,570,826	INR	601,500,000	Goldman Sachs Group Inc.	5/26/26	266,597
USD	32,645,431	NZD	55,510,000	Goldman Sachs Group Inc.	5/26/26	682,927
CLP	20,620,000,000	USD	23,964,205	HSBC Securities Inc.	5/29/26	(1,687,159)
EGP	137,400,000	USD	2,540,681	Morgan Stanley & Co. Inc.	6/2/26	(140,855)
EGP	307,100,000	USD	5,684,721	Morgan Stanley & Co. Inc.	6/2/26	(320,918)
EGP	412,100,000	USD	7,625,409	Morgan Stanley & Co. Inc.	6/2/26	(427,678)
EGP	494,200,000	USD	9,101,289	Morgan Stanley & Co. Inc.	6/2/26	(469,601)
CNH	5,800,000	USD	851,678	HSBC Securities Inc.	6/8/26	(5,538)
CNH	282,800,000	USD	41,379,549	JPMorgan Chase & Co.	6/8/26	(122,920)
USD	23,509,721	ZAR	396,200,000	Citibank N.A.	6/11/26	222,270
ZAR	396,200,000	USD	23,835,880	Morgan Stanley & Co. Inc.	6/11/26	(548,428)
CLP	630,000,000	USD	696,440	HSBC Securities Inc.	6/17/26	(15,829)
CLP	1,780,000,000	USD	2,070,249	HSBC Securities Inc.	6/17/26	(147,252)
CLP	30,010,000,000	USD	34,539,909	HSBC Securities Inc.	6/17/26	(2,119,039)
HUF	1,000,000,000	USD	2,978,229	HSBC Securities Inc.	6/17/26	12,907
USD	1,191,526	AUD	1,740,000	HSBC Securities Inc.	6/17/26	(7,612)
USD	11,227,612	AUD	16,160,000	HSBC Securities Inc.	6/17/26	90,796
USD	10,398,445	HUF	3,541,700,000	JPMorgan Chase & Co.	6/17/26	(195,261)
USD	1,797,675	AUD	2,530,000	Standard Chartered PLC	6/17/26	54,101
Net unrealized depreciation on open forward foreign currency contracts						$(15,388,276)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
RON	—	Romanian Leu
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$57,030,000	6/20/31	5.000% quarterly	$2,732,350	$2,276,423	$455,927

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$668,709,289	—	$668,709,289
U.S. Government & Agency Obligations	—	289,101,846	—	289,101,846
Mortgage-Backed Securities	—	133,840,949	—	133,840,949
Corporate Bonds & Notes	—	33,867,263	—	33,867,263
Total Long-Term Investments	—	1,125,519,347	—	1,125,519,347
Short-Term Investments†:
Sovereign Bonds	—	33,712,295	—	33,712,295
Money Market Funds	$27,322,462	—	—	27,322,462
Total Short-Term Investments	27,322,462	33,712,295	—	61,034,757
Total Investments	$27,322,462	$1,159,231,642	—	$1,186,554,104
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,538,789	—	$11,538,789
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	455,927	—	455,927
Total Other Financial Instruments	—	$11,994,716	—	$11,994,716
Total	$27,322,462	$1,171,226,358	—	$1,198,548,820
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$212,025	—	—	$212,025
Forward Foreign Currency Contracts††	—	$26,927,065	—	26,927,065
Total	$212,025	$26,927,065	—	$27,139,090

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$32,506,255	$160,380,365	160,380,365	$165,564,158	165,564,158

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$290,458	—	$27,322,462

BrandywineGLOBAL — Global Opportunities Bond Fund 2026 Quarterly Report